FRANKLIN TEMPLETON

ONE FRANKLIN PARKWAY

SAN MATEO, CA 94403-1906

December 12, 2022

Filed Via EDGAR (CIK #0000837274)

U.S. Securities and Exchange Commission

Judiciary Plaza

100 F. Street N.E.

Washington, D.C. 20549

Re:     Franklin Templeton Variable Insurance Products Trust (Registrant)

            (Franklin Rising Dividends Estate VIP Fund)

             File Nos. 033-23493 and 811-05583

              Preliminary Proxy Material

Dear Sir or Madam:

Pursuant to the requirements of Rule 14a-6(b) under the Securities Exchange Act of 1934, as amended, submitted electronically via the EDGAR system, please find attached a Schedule 14(a) Information cover page, preliminary proxy statement, notice of meeting of shareholders and form of proxy card to be furnished to shareholders of the Fund in connection with a Special Meeting of Shareholders of the Fund (the “Meeting”), scheduled to be held on March 9, 2023.  Definitive copies of these proxy solicitation materials are expected to be released to shareholders on or about January 18, 2023.

As described in the proxy statement, at the Meeting, shareholders will be asked to vote to approve (i) to eliminate the criterion related to the pricing of rising dividends companies that is used to identify “rising dividends” companies for purposes of the Fund’s fundamental investment policy to invest at least 65% of its net assets in securities of certain companies (the “65% Policy”); (ii) to modify the criteria related to reinvestment of earnings by, and levels of debt of, rising dividend companies for purposes of the 65% Policy to exclude utility companies from the application of such criteria; and (iii) to reclassify the 65% Policy as non-fundamental.

Please direct any comments or questions regarding this filing to Amy Fitzsimmons, Esq. at (215) 564-8711.

Sincerely yours,

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

/s/ Steven J. Gray

Steven J. Gray

Vice President and Co-Secretary

SJG/na